CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Net sales	$ 3,509,691	$ 3,259,971	$ 2,857,508
Cost of sales	1,508,519	1,398,285	1,250,965
Gross profit	2,001,172	1,861,686	1,606,543
Selling, general and administrative expenses	1,434,636	1,300,090	1,117,703
Operating income	566,536	561,596	488,840
Interest expense	15,898	9,548	5,160
Other income-net	7,440	9,419	8,542
Income before income taxes	558,078	561,467	492,222
Provision for income taxes	171,467	173,419	137,963
Net income	386,611	388,048	354,259
Less: Net income attributable to noncontrolling interest	9,904	9,896	10,858
Net income attributable to Fossil Group, Inc.	376,707	378,152	343,401
Other comprehensive income (loss), net of taxes:
Currency translation adjustment	(65,393)	7,971	11,228
Securities available for sale-net change	0	475	(29)
Cash flow hedges net change	16,675	(1,251)	(4,619)
Pension plan activity	(4,383)	736	0
Total other comprehensive income (loss)	(53,101)	7,931	6,580
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	333,510	395,979	360,839
Less: Comprehensive income attributable to noncontrolling interest	9,904	9,896	10,858
Comprehensive income attributable to Fossil Group, Inc.	$ 323,606	$ 386,083	$ 349,981
Earnings per share:
Basic (in dollars per share)	$ 7.12	$ 6.59	$ 5.63
Diluted (in dollars per share)	$ 7.10	$ 6.56	$ 5.59
Weighted average common shares outstanding:
Basic (in shares)	52,882	57,401	60,959
Diluted (in shares)	53,080	57,676	61,400